STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Transactions involving our stock options are summarized as follows:

	2011		2010
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at beginning of the period	2,612,500	$1.47	2,415,000	$1.35
Granted during the period	1,034,370	1.94	297,500	2.08
Exercised during the period	—	—	(100,000)	0.50
Terminated during the period	—	—	—	—
Outstanding at end of the period	3,646,870	$1.60	2,612,500	$1.47
Exercisable at end of the period	2,896,120	$1.59	1,952,750	$1.42

Schedule Of Share Based Compensation, Warrants, Activity [Table Text Block]

Transactions involving our stock warrants are summarized as follows:

	2011		2010
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at beginning of the period	6,311,837	$2.11	5,007,470	$1.86
Granted during the period	2,403,452	3.13	1,354,368	3.03
Exercised during the period	—	—	(50,001)	1.50
Terminated during the period	—	—	—	—
Outstanding at end of the period	8,715,289	$2.39	6,311,837	$2.11
Exercisable at end of the period	8,696,539	$2.39	6,311,837	$2.11

Schedule Of Share Based Compensation,Options and Warrants, Activity With Different Range Of Exercise Price [Table Text Block]

The number and weighted average exercise prices of our options and warrants outstanding as of December 31, 2011 are as follows:

Range of Exercise Prices	Remaining Number Outstanding	Weighted Average Contractual Life (Years)	Weighted Average Exercise Price
$0.50 – $1.00	1,559,000	2.6	$0.83
$1.50 – $2.00	5,085,243	3.3	$1.60
$2.01 – $3.00	2,504,127	3.5	$2.67
$3.10 – $3.50	3,213,789	3.9	$3.29